Segment Reporting (Operating Revenues By Geographic Region) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Airline services in number of cities										250
Number of countries in which entity operates		50								50
Number of flights per day										3,400
Number of aircraft in fleet										900
Total consolidated revenues	$ 6,098	$ 5,937	$ 6,429	$ 6,452	$ 6,037	$ 5,956	$ 6,376	$ 6,114	$ 5,533	$ 24,855	$ 23,979	$ 22,170
Domestic Tax Authority [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues										14,287	13,804	13,081
DOT Latin America [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues										5,813	5,460	4,619
DOT Atlantic [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues										3,411	3,499	3,365
DOT Pacific [Member]
Segment Reporting Information [Line Items]
Total consolidated revenues										$ 1,344	$ 1,216	$ 1,105